Investments in equity method investees - Additional details (Details) ¥ in Millions, $ in Millions	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Investments in equity investees
Carrying value of equity method investments	¥ 206,803	$ 29,980	¥ 210,169	¥ 203,131
Equity method investments, publicly traded
Investments in equity investees
Carrying value of equity method investments	21,274
Market value of equity method investments	25,291
Undistributed earnings	¥ 55,550